Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2014
Distribution Date:	3/14/2014

This report contains information regarding Scotiabank Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date (1)	Coupon Rate	Rate Type

Currently Outstanding under the Global Registered Covered Bond Program			$0
Issued prior to CMHC registraition under the Insured Covered Bond Programme(2)			$12,200,675,000

Total Outstanding

OSFI Covered Bond Limit			$29,800,897,200

Series Ratings	Moody's	Fitch	DBRS

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer		Bank of Nova Scotia
Guarantor Entity		Scotiabank Registered Covered Bond LP
Seller, Servicer & Cash Manager		Bank of Nova Scotia
Swap Providers		Bank of Nova Scotia
Bond Trustee and Custodian		Computershare
Asset Monitor		KPMG LLP
Account Bank and GDA Provider		Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider		CIBC
Paying Agent, Registrar, Exchange Agent, Transfer Agent		Bank of Nova Scotia, London Branch and for the US the Bank of Nova Scotia Agency of New York

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this Series applies until the Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Maturity Date to but excluding the Extended Due for Payment Date.

(2) Covered Bonds issued under the previously established Insured Covered Bond Programme do not form a part of the CMHC registered Scotiabank Global Registered Covered Bond Program, nor do they benefit from the registered program framework.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2014
Distribution Date:	3/14/2014

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)(2)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt	A2	A+	AA (low)	A-
Short-Term	P-1	F1+	R-1 (high)	A-1
Rating Outlook

Applicable Ratings of Standby Account Bank and GDA Provider(2)
	Moody's	Fitch	DBRS
Senior Debt	P-1	F1 / A	R-1 (middle) / A (low)

Ratings Triggers(2)(3)
A. Party Replacement
If the ratings of the Party falls below the level stipulated below, the party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (middle) / AA (low)
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (middle) / A (low)
Cash Manager (Scotiabank)	P-1	F2 / BBB+	BBB(low) (long)
Servicer (Scotiabank)	Baa2 (long)	F2	R-1 (middle) / BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)
Covered Bond Swap Provider (Scotiabank)	P-2 / A3	F3 and BBB-	R-2 (high) / BBB (high)

Specific Rating Related Action(2)

The following actions are required if the rating of the Cash Manager (Scotiabank) falls bellow the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts directly into the GDA Account	P-1	F1 / A	R-1 (middle) / AA (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Servicer is required to hold any funds belonging to the Guarantor and transfer those funds directly into the GDA Account within two business days	P-1	F1 / A	R-1 (middle) / BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 / BBB+	N/A
(b) Establishment of the Reserve Fund	P-1	F1 / A	R-1 (middle) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	R-1(middle)/BBB(low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 / A1	F1 and A	R-1 (middle) / A
(b) Covered Bond Swap Provider	P-1 / A1	F1 and A	R-1 (middle) / A

Events of Default and Triggers

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia U.S.$15 billion Global Registered Covered Bond Program

(2) Where only one rating is expressed such rating relates to the short-term rating (unless otherwise specified) and where two ratings are expressed the first is short-term and the second long-term

(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (i) (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2014
Distribution Date:	3/14/2014

Asset Coverage Test (C$)

Outstanding Covered Bonds		-

A = Lesser of (i) LTV Adjusted Balance and		10,348,524,187	A (i)	11,127,445,362
(ii) Asset Percentage Adjusted True Balance, as adjusted			A (ii)	10,348,524,187
B = Principal Receipts		997,300,115	Asset Percentage:	93.0%
C = Cash Capital Contributions		-	Maximum Asset Percentage:	95.0%
D = Substitute Assets		-
E = (i)Reserve Fund and		-
(ii) Pre-Maturity Liquidity Ledger balance(1)		-
Z = Negative Carry Factor Calculation		-
Total: A + B + C + D + E - Z		11,345,824,302.13

Asset Coverage Test		PASS

Valuation Calculation = Asset Value – Liability Value

Trading Value of Covered Bond		-

A = lesser of (i) Present Value of outstanding loan balance of		11,165,277,021	A (i)	11,165,277,021
Performing Eligible Loans and (ii) 80% of Market Value of			A (iI)	20,634,133,799
properties securing Performing Loans
B = Principal Receipts		997,300,115
C = Cash Capital Contributions		-
D = Trading Value of Substitute Assets
E = (i)Reserve Fund and
(ii) Pre-Maturity Liquidity Ledger balance(1)
F = Trading Value of Swap Collateral
Present Value Adjusted Aggregate Asset Amount		12,162,577,136
Total: A + B + C + D + E + F
Valuation Calculation		PASS

Intercompany Loan Balance

Guarantee Loan
Demand Loan		12,220,000,000.00
Total		12,220,000,000.00

Portfolio Losses

Period End	Write off Amounts	Loss Percentage (annualized)

Portfolio Flow of Funds

		28-Feb-2014
Cash Inflows
Principal Receipts		111,303,806
Proceeds for Sale of Loans
Revenue Receipts		28,061,681
Swap Receipts
Cash Outflows
Swap Payment
Intercompany Loan Interest		-
Intercompany Loan Principal
Intercompany Loan Repayment
Other Outflows(4)		(208,646.00)
Net Inflows/(Outflows)		139,156,841

(1) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to BNS clients as at the last day of February, being 3.04%.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(3) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(4) Amounts included are expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2014
Distribution Date:	3/14/2014

Portfolio Summary Statistics

Previous Month Ending Balance	$ 11,239,905,838
Current Month Ending Balance	$ 11,128,609,086
Number of Mortgage Loans in Pool	64,759
Average Loan Size	$ 171,847
Number of Primary Borrowers	59,175
Number of Properties	56,297

Weighted Average Current LTV of Loans in the Portfolio[1](Unindexed)	57.81%
Weighted Average of Original LTV of Loans in the Portfolio[1]	63.11%
Weighted Average of Authorized LTV of Loans in the Portfolio[2]	77.66%
Weighted Average Seasoning of Loans in the Portfolio	25.00	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.08%
Weighted Average Original Term of Loans in the Portfolio	55.50	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	30.50	(Months)
Weighted Average Maturity of Loans Relative to Weighted Average Maturity of Outstandings	N/A	(Months)

Portfolio Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	64,727	99.95%	11,122,698,424.09	99.95%
30 to 59 Days Past Due	14	0.02%	3,395,215.39	0.03%
60 to 89 Days Past Due	8	0.01%	1,351,722.93	0.01%
90 or More Days Past Due	10	0.02%	1,163,723.68	0.01%
Total	64,759	100.00%	11,128,609,086.09	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	6,586	10.17%	1,297,904,294.96	11.66%
British Columbia	9,066	14.00%	2,147,630,135.45	19.30%
Manitoba	1,424	2.20%	180,887,045.58	1.63%
New Brunswick	1,537	2.37%	146,345,674.48	1.32%
Newfoundland	1,349	2.08%	160,856,721.33	1.45%
Northwest Territories	15	0.02%	2,116,711.34	0.02%
Nova Scotia	2,468	3.81%	270,888,283.90	2.43%
Nunavut	-	0.00%	-	0.00%
Ontario	32,081	49.54%	5,545,125,382.04	49.83%
Prince Edward Island	364	0.56%	34,583,630.08	0.31%
Quebec	8,103	12.51%	1,051,114,418.13	9.45%
Saskatchewan	1,615	2.49%	260,083,846.44	2.34%
Yukon	151	0.23%	31,072,942.36	0.28%
Total	64,759	100.00%	11,128,609,086.09	100.00%

Portfolio Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	215	0.33%	32,034,052.53	0.29%
599 and Below	776	1.20%	98,175,617.92	0.88%
600 - 650	1,594	2.46%	246,689,167.50	2.22%
651 - 700	4,352	6.72%	719,489,743.65	6.47%
701 - 750	8,848	13.66%	1,558,439,990.60	14.00%
751 - 800	29,472	45.51%	5,248,176,925.78	47.16%
801 and Above	19,502	30.11%	3,225,603,588.11	28.98%
Total	64,759	100.00%	11,128,609,086.09	100.00%

(1) With respect to STEP loans, the Current LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) With respect to STEP loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP products and subsequent STEP Loans, which in each case are or will be secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2014
Distribution Date:	3/14/2014

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	47,054	72.66%	8,124,760,553.34	73.01%
Variable	17,705	27.34%	3,003,848,532.75	26.99%
Total	64,759	100.00%	11,128,609,086.09	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	57,009	88.03%	9,326,529,624.55	83.81%
Non-STEP	7,750	11.97%	1,802,079,461.54	16.19%
Total	64,759	100.00%	11,128,609,086.09	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	-	0.00%	-	0.00%
Owner Occupied	64,759	100.00%	11,128,609,086.09	100.00%
Total	64,759	100.00%	11,128,609,086.09	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
3.4999 and Below	47,102	72.73%	8,593,755,626.25	77.22%
3.5000 - 3.9999	12,146	18.76%	1,847,475,564.44	16.60%
4.0000 - 4.4999	3,760	5.81%	484,463,230.07	4.35%
4.5000 - 4.9999	1,081	1.67%	128,992,468.19	1.16%
5.0000 - 5.4999	516	0.80%	59,750,300.90	0.54%
5.5000 - 5.9999	112	0.17%	11,135,589.79	0.10%
6.0000 - 6.4999	28	0.04%	2,327,461.85	0.02%
6.5000 - 6.9999	7	0.01%	434,928.15	0.00%
7.0000 - 7.4999	3	0.00%	144,963.62	0.00%
7.5000 - 7.9999	4	0.01%	128,952.83	0.00%
8.0000 - 8.4999	-	0.00%	-	0.00%
8.5000 and Above	-	0.00%	-	0.00%
Total	64,759	100.00%	11,128,609,086.09	100.00%

Portfolio Current LTV Distribution(2)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	7,080	10.93%	315,569,754.23	2.84%
20.01-25.00	2,740	4.23%	243,397,362.04	2.19%
25.01-30.00	3,290	5.08%	337,143,575.73	3.03%
30.01-35.00	3,799	5.87%	453,633,618.29	4.08%
35.01-40.00	4,364	6.74%	606,706,463.34	5.45%
40.01-45.00	4,728	7.30%	731,105,426.64	6.57%
45.01-50.00	4,404	6.80%	753,098,790.63	6.77%
50.01-55.00	4,067	6.28%	720,392,983.65	6.47%
55.01-60.00	4,515	6.97%	881,691,503.64	7.92%
60.01-65.00	5,079	7.84%	1,093,042,445.67	9.82%
65.01-70.00	5,550	8.57%	1,262,928,766.48	11.35%
70.01-75.00	8,552	13.21%	2,061,033,863.21	18.52%
75.01-80.00	6,591	10.18%	1,668,864,532.54	15.00%
80.01 and Above	-	0.00%	-	0.00%
Total	64,759	100.00%	11,128,609,086.09	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing

(2) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP products, or (ii) Additional STEP loans which are not yet included in the cover pool, which in each case are secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2014
Distribution Date:	3/14/2014

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	1,327	2.05%	161,651,675.96	1.45%
12.00 - 23.99	19,781	30.55%	2,853,453,662.60	25.64%
24.00 - 35.99	23,495	36.28%	4,073,793,175.36	36.61%
36.00 - 41.99	10,659	16.46%	2,064,448,977.84	18.55%
42.00 - 47.99	8,351	12.90%	1,771,734,692.49	15.92%
48.00 - 53.99	252	0.39%	56,006,464.28	0.50%
54.00 - 59.99	127	0.20%	25,141,195.48	0.23%
60.00 - 65.99	370	0.57%	55,720,005.00	0.50%
66.00 - 71.99	217	0.34%	31,353,484.41	0.28%
72.00 and Above	180	0.28%	35,305,752.67	0.32%
Total	64,759	100.00%	11,128,609,086.09	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	23,190	35.81%	1,274,177,089.61	11.45%
100,000 - 149,999	12,119	18.71%	1,509,714,141.20	13.57%
150,000 - 199,999	9,572	14.78%	1,667,278,558.19	14.98%
200,000 - 249,999	6,669	10.30%	1,492,198,544.28	13.41%
250,000 - 299,999	4,637	7.16%	1,269,300,594.59	11.41%
300,000 - 349,999	2,840	4.39%	917,422,994.58	8.24%
350,000 - 399,999	1,838	2.84%	685,769,808.32	6.16%
400,000 - 449,999	1,100	1.70%	464,804,215.02	4.18%
450,000 - 499,999	796	1.23%	376,434,301.71	3.38%
500,000 - 549,999	482	0.74%	252,560,707.28	2.27%
550,000 - 599,999	383	0.59%	219,282,485.68	1.97%
600,000 - 649,999	223	0.34%	139,064,743.11	1.25%
650,000 - 699,999	187	0.29%	125,850,789.66	1.13%
700,000 - 749,999	119	0.18%	86,083,941.25	0.77%
750,000 - 799,999	93	0.14%	72,046,072.05	0.65%
800,000 - 849,999	76	0.12%	62,623,840.30	0.56%
850,000 - 899,999	82	0.13%	71,747,166.37	0.64%
900,000 - 949,999	47	0.07%	43,517,468.80	0.39%
950,000 - 999,999	53	0.08%	51,316,417.41	0.46%
1,000,000 or Greater	253	0.39%	347,415,206.68	3.12%
Total	64,759	100.00%	11,128,609,086.09	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	7,147	11.04%	1,071,844,171.54	9.63%
Single Family	56,195	86.78%	9,796,738,543.48	88.03%
Multi Family	1,181	1.82%	217,186,685.93	1.95%
Other	236	0.36%	42,839,685.14	0.38%
Total	64,759	100.00%	11,128,609,086.09	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2014
Distribution Date:	3/14/2014

Portfolio Current LTV and Delinquency Distribution by Province

Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total(2)
Alberta	All	33,996,979	23,141,073	35,830,721	54,094,347	68,016,328	86,553,711	83,598,579	85,524,540	112,513,912	127,887,032	138,044,082	238,724,579	209,978,411	-	1,297,904,295	11.66%
Alberta	Current and Less Than 30 Days Past Due	33,996,979	23,141,073	35,830,721	54,094,347	67,888,267	86,310,800	83,375,406	85,524,540	112,336,670	127,656,591	138,044,082	238,724,579	209,978,411	-	1,296,902,466	99.92%
Alberta	30 to 59 Days Past Due	-	-	-	-	128,061	-	223,173	-	177,242	-	-	-	-	-	528,477	0.04%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	92,885	-	-	-	-	-	-	-	-	92,885	0.01%
Alberta	90 or More Days Past Due	-	-	-	-	-	150,026	-	-	-	230,441	-	-	-	-	380,467	0.03%
British Columbia	All	76,734,593	60,616,643	76,405,711	105,143,635	135,830,299	151,577,564	163,191,613	147,661,871	170,582,121	202,303,385	239,142,428	350,443,799	267,996,474	-	2,147,630,135	19.30%
British Columbia	Current and Less Than 30 Days Past Due	76,734,593	60,616,643	76,405,711	104,298,483	135,830,299	151,232,740	163,191,613	147,661,871	169,995,668	202,036,263	238,484,331	350,443,799	267,996,474	-	2,144,928,487	99.87%
British Columbia	30 to 59 Days Past Due	-	-	-	845,152	-	-	-	-	586,453	-	462,181	-	-	-	1,893,785	0.09%
British Columbia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	267,122	195,916	-	-	-	463,039	0.02%
British Columbia	90 or More Days Past Due	-	-	-	-	-	344,824	-	-	-	-	-	-	-	-	344,824	0.02%
Manitoba	All	3,209,326	2,249,727	4,566,985	4,979,978	7,515,578	8,317,458	11,325,049	11,753,097	15,726,817	18,605,692	23,799,137	36,615,452	32,222,750	-	180,887,046	1.63%
Manitoba	Current and Less Than 30 Days Past Due	3,209,326	2,249,727	4,566,985	4,979,978	7,515,578	8,317,458	11,325,049	11,753,097	15,726,817	18,605,692	23,799,137	36,615,452	32,222,750	-	180,887,046	100.00%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	3,017,216	2,514,499	3,482,278	5,178,337	6,208,096	7,014,207	7,515,309	10,908,003	8,882,249	13,003,053	19,019,884	35,432,987	24,169,557	-	146,345,674	1.32%
New Brunswick	Current and Less Than 30 Days Past Due	3,017,216	2,514,499	3,482,278	5,178,337	6,208,096	7,014,207	7,515,309	10,908,003	8,882,249	13,003,053	19,019,884	35,327,556	24,077,219	-	146,147,905	99.86%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	105,431	92,338	-	197,770	0.14%
Newfoundland	All	2,781,228	2,333,476	3,598,672	5,787,607	5,724,710	8,694,003	8,425,714	9,549,686	14,812,297	14,567,772	22,344,654	34,661,688	27,575,213	-	160,856,721	1.45%
Newfoundland	Current and Less Than 30 Days Past Due	2,781,228	2,333,476	3,598,672	5,692,537	5,724,710	8,694,003	8,425,714	9,549,686	14,812,297	14,567,772	22,344,654	34,661,688	27,575,213	-	160,761,652	99.94%
Newfoundland	30 to 59 Days Past Due	-	-	-	95,070	-	-	-	-	-	-	-	-	-	-	95,070	0.06%
Newfoundland	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	44,912	111,739	64,447	97,550	138,272	69,415	267,048	668,312	-	-	-	330,790	324,226	-	2,116,711	0.02%
Northwest Territories	Current and Less Than 30 Days Past Due	44,912	111,739	64,447	97,550	138,272	69,415	267,048	668,312	-	-	-	330,790	324,226	-	2,116,711	100.00%
Northwest Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	6,732,420	5,901,763	7,807,750	10,397,446	11,935,783	15,186,810	17,055,663	16,950,109	23,202,944	27,969,581	30,000,752	52,371,102	45,376,160	-	270,888,284	2.43%
Nova Scotia	Current and Less Than 30 Days Past Due	6,732,420	5,901,763	7,807,750	10,397,446	11,875,925	15,186,810	17,055,663	16,950,109	23,202,944	27,887,575	30,000,752	52,322,101	45,376,160	-	270,697,418	99.93%
Nova Scotia	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	59,858	-	-	-	-	-	-	-	-	-	59,858	0.02%
Nova Scotia	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	82,006	-	49,002	-	-	131,008	0.05%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	152,691,037	118,036,210	161,218,268	206,745,605	286,449,421	362,051,728	368,388,741	344,808,923	425,452,382	550,989,800	635,276,399	1,077,241,329	855,775,540	-	5,545,125,382	49.83%
Ontario	Current and Less Than 30 Days Past Due	152,678,323	118,012,053	161,218,268	206,662,264	286,449,421	362,006,095	367,816,682	344,808,923	425,452,382	550,783,557	635,276,399	1,077,241,329	855,364,062	-	5,543,769,758	99.98%
Ontario	30 to 59 Days Past Due	12,714	-	-	83,341	-	-	128,827	-	-	-	-	-	285,145	-	510,027	0.01%
Ontario	60 to 89 Days Past Due	-	24,157	-	-	-	-	379,208	-	-	206,243	-	-	126,333	-	735,941	0.01%
Ontario	90 or More Days Past Due	-	-	-	-	-	45,632	64,023	-	-	-	-	-	-	-	109,655	0.00%
Prince Edward Island	All	865,916	624,183	289,277	931,010	1,568,354	1,883,443	1,515,425	1,519,270	3,407,394	3,498,639	4,972,899	6,607,941	6,899,879	-	34,583,630	0.31%
Prince Edward Island	Current and Less Than 30 Days Past Due	865,916	624,183	289,277	931,010	1,568,354	1,883,443	1,515,425	1,519,270	3,407,394	3,498,639	4,972,899	6,607,941	6,899,879	-	34,583,630	100.00%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	30,239,991	24,134,925	36,259,183	49,974,636	67,759,650	73,512,390	73,805,063	72,463,802	87,019,732	104,331,800	117,781,977	177,629,988	136,201,282	-	1,051,114,418	9.45%
Quebec	Current and Less Than 30 Days Past Due	30,239,991	24,134,925	36,259,183	49,974,636	67,759,650	73,306,095	73,805,063	72,463,802	87,019,732	104,331,800	117,781,977	177,468,426	136,201,282	-	1,050,746,562	99.97%
Quebec	30 to 59 Days Past Due	-	-	-	-	-	206,295	-	-	-	-	-	161,562	-	-	367,857	0.03%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	4,790,157	3,305,468	6,989,182	8,945,801	14,196,243	15,005,474	15,646,539	16,068,984	17,666,673	26,663,717	29,514,757	46,926,255	54,364,596	-	260,083,846	2.34%
Saskatchewan	Current and Less Than 30 Days Past Due	4,790,157	3,305,468	6,989,182	8,945,801	14,196,243	15,005,474	15,646,539	16,068,984	17,666,673	26,663,717	29,514,757	46,926,255	54,364,596	-	260,083,846	100.00%
Saskatchewan	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	465,979	427,656	631,102	1,357,668	1,363,729	1,239,223	2,364,047	2,516,387	2,424,983	3,221,974	3,031,796	4,047,952	7,980,444	-	31,072,942	0.28%
Yukon	Current and Less Than 30 Days Past Due	465,979	427,656	631,102	1,357,668	1,363,729	1,239,223	2,364,047	2,516,387	2,424,983	3,221,974	3,031,796	4,047,952	7,980,444	-	31,072,942	100.00%
Yukon	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	90 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	315,569,754	243,397,362	337,143,576	453,633,618	606,706,463	731,105,427	753,098,791	720,392,984	881,691,504	1,093,042,446	1,262,928,766	2,061,033,863	1,668,864,533	-	11,128,609,086	100.00%
	Current and Less Than 30 Days Past Due	315,557,041	243,373,205	337,143,576	452,610,056	606,518,544	730,265,764	752,303,558	720,392,984	880,927,809	1,092,256,633	1,262,270,669	2,060,717,869	1,668,360,717	-	11,122,698,424	99.95%
	30 to 59 Days Past Due	12,714	-	-	1,023,563	128,061	206,295	352,001	-	763,695	-	462,181	161,562	285,145	-	3,395,215	0.03%
	60 to 89 Days Past Due	-	24,157	-	-	59,858	92,885	379,208	-	-	473,366	195,916	-	126,333	-	1,351,723	0.01%
	90 or More Days Past Due	-	-	-	-	-	540,483	64,023	-	-	312,447	-	154,433	92,338	-	1,163,724	0.01%

(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) Percentage Total for "All" loans is calculated as a percentage of total loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of loans within the associated province.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2014
Distribution Date:	3/14/2014

Portfolio Current LTV Distribution by Credit Bureau Score

Current LTV (%)(1)
Credit Bureau Score	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.01	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01 and Above	Total	Percentage Total
Score Unavailable	1,027,420	373,852	946,358	1,005,834	2,444,505	1,012,034	1,730,334	1,923,462	1,018,367	5,253,471	2,988,609	7,383,034	4,926,772	-	32,034,053	0.29%
599 and Below	3,517,352	2,951,868	4,626,210	9,340,346	13,951,576	13,218,116	11,080,848	3,855,176	4,090,047	4,156,593	5,670,484	11,407,991	10,309,011	-	98,175,618	0.88%
600 - 650	6,883,008	6,201,756	9,661,767	18,049,449	20,565,195	25,720,640	36,112,532	9,026,095	10,151,925	13,363,225	23,986,201	34,208,544	32,758,828	-	246,689,168	2.22%
651 - 700	24,500,214	25,697,754	31,292,092	46,388,670	70,287,808	77,029,274	59,275,787	36,105,408	38,380,928	57,427,436	65,236,622	101,606,207	86,261,543	-	719,489,744	6.47%
701 - 750	41,022,861	36,089,227	46,239,594	64,830,625	93,632,570	112,280,075	100,485,188	83,939,811	110,989,458	136,466,271	166,301,928	323,905,504	242,256,878	-	1,558,439,991	14.00%
751 - 800	125,310,781	91,845,955	131,680,495	165,319,621	233,521,192	291,455,501	323,482,587	344,630,328	430,891,264	563,101,253	636,917,658	1,043,875,459	866,144,832	-	5,248,176,926	47.16%
801 and Above	113,308,118	80,236,949	112,697,059	148,699,074	172,303,616	210,389,786	220,931,516	240,912,703	286,169,514	313,274,197	361,827,264	538,647,123	426,206,668	-	3,225,603,588	28.98%
Total	315,569,754	243,397,362	337,143,576	453,633,618	606,706,463	731,105,427	753,098,791	720,392,984	881,691,504	1,093,042,446	1,262,928,766	2,061,033,863	1,668,864,533	-	11,128,609,086	100.00%

(1) With respect to STEP loans, the Current LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.